Asset Retirement Obligations - Summary of Changes in Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations at beginning of period	$ 122,531	$ 111,769	$ 111,769	$ 102,380	$ 90,699
Liabilities added from acquisitions or drilling	39		5,420	4,227	7,962
Liabilities removed upon sale of wells			(669)	(1,765)	(1,931)
Liabilities removed upon plugging and abandoning			(588)	(170)	(119)
Revisions	149		293	1,516	760
Accretion of asset retirement obligations	1,757	$ 1,521	6,306	5,581	5,009
Asset retirement obligations at end of period	124,476		122,531	111,769	102,380
Less: Current portion				90	390
Asset retirement obligations— long-term portion	$ 124,476		$ 122,531	$ 111,679	$ 101,990